CLOSED BLOCK	12 Months Ended
Dec. 31, 2016
Closed Block Disclosure [Abstract]
Closed Block
CLOSED BLOCK
Summarized financial information for the AXA Equitable Closed Block is as follows:

	December 31,
	2016	2015
	(In millions)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders’ account balances and other	$7,179	$7,363
Policyholder dividend obligation	52	81
Other liabilities	43	100
Total Closed Block liabilities	7,274	7,544
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $3,884 and $4,426)	4,025	4,599
Mortgage loans on real estate	1,623	1,575
Policy loans	839	881
Cash and other invested assets	444	49
Other assets	181	258
Total assets designated to the Closed Block	7,112	7,362
Excess of Closed Block liabilities over assets designated to the Closed Block	162	182
Amounts included in accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholder dividend obligation of $(52) and $(81)	100	103
Maximum Future Income To Be Recognized From Closed Block Assets and Liabilities	$262	$285

AXA Equitable’s Closed Block revenues and expenses follow:

	2016	2015	2014
	(In millions)
REVENUES:
Premiums and other income	$212	$236	$246
Investment income (loss)	349	368	378
Net investment gains (losses)	(1)	2	(4)
Total revenues	560	606	620
BENEFITS AND OTHER DEDUCTIONS:
Policyholders’ benefits and dividends	522	550	570
Other operating costs and expenses	4	4	4
Total benefits and other deductions	526	554	574
Net revenues, before income taxes	34	52	46
Income tax (expense) benefit	(12)	(18)	(16)
Net Revenues (Losses)	$22	$34	$30

A reconciliation of AXA Equitable’s policyholder dividend obligation follows:

	December 31,
	2016	2015
	(In millions)
Balances, beginning of year	$81	$201
Unrealized investment gains (losses)	(29)	(120)
Balances, End of year	$52	$81